INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of Reconciliation of Income and Social Contribution Tax Expenses

a) Reconciliation of income tax and social contribution expenses:

	12/31/2024	12/31/2023	12/31/2022
Profit before taxes	(5,245,119)	5,113,751	2,652,625
Income tax and social contribution at nominal rate (34%)	1,783,340	(1,738,675)	(901,893)
Adjustments for calculating the effective rate
Interest in earnings of investees (non-taxable income)	(1,422,337)	672,947	122,238
Differences in tax rates on earnings from operating profit	(93,121)	(62,870)	(16,973)
Granted income tax incentive	407,231	279,941	197,307
Share-based payment transactions		—	(73)
Interest on shareholders’ equity	(174,335)	(191,763)	(26,058)
Goodwill amortization effect	1,271	1,271	—
Non-deductible expenses (donations, gifts, etc.)	(23,234)	(16,787)	(13,788)
Tax losses not recorded	(4,193,767)	(308,358)	(228,579)
ICMS benefit - extemporaneous tax credits	20,490	5,506	345,067
ICMS benefit - current year	(521)	68,409	242,694
Dividend income	—	254,260	—
Provision for non-realization of the benefit of the federative covenant	885	(307,099)	—
Provision for non-realization of the benefit of the federative covenant - Interest and Fine	25,851	100,731	—
Selic on indebtedness	60,873	147,741	22,103
Rate differential (i)	534,837	805,725	446,293
Amortization of the effects on formation of joint venture		—	—
Benefit Membership Program Zero Litigation	(415)	23,276	—
Other	(117,570)	(8,681)	(69,934)
Income tax and social contribution (current and deferred)	(3,190,522)	(274,426)	118,404
Effective rate - %	60.83%	(5.37% )	(4.46% )

(i)	Difference in rate between the nominal rate of 34% and the effective rate applicable to entities that calculate the tax under the presumed profit regime.

Summary of Deferred Income Tax Assets and Liabilities
b)Deferred income tax assets and liabilities

Below are presented the tax effects of temporary differences that give rise to significant parts of the company's deferred tax assets and liabilities:

	Consolidated
	12/31/2024	12/31/2023
Deferred tax assets from:
Income taxes losses	1,699,262	2,714,996
Negative base of social contribution	560,110	929,055
Temporary differences
Foreign exchange variation - Loans and borrowings	2,669,489	1,292,954
Provision for lawsuits	272,886	218,881
Impairment provision (Rumo Malha Oeste)	23,436	27,072
Post-employment benefit obligation	128,046	150,336
Provisions for uncertain tax credits and tax losses	44,202	34,511
Provision for non- recoverability of taxes	70,719	73,641
Share-based payment transactions	103,454	157,825
Lease	312,402	161,840
Unrealized loss with derivatives	390,622	823,286
Provisions for profit sharing	131,254	159,994
Business combination - Intangible assets	124,628	124,379
Business combination – Property, plant and equipment	1,854	24,795
Other provisions	682,385	691,162
Deferred tax on pre-operating income	79,402	87,454
Regulatory asset (liability)	8,396	6,661
Other	321,966	391,444
Total	7,624,513	8,070,286
Deferred tax liabilities from:
Temporary differences
Exchange rate variation - Loans and borrowings	(347)	(195,232)
Provision for lawsuits	(107)	(408)
Useful life review	(531,081)	(456,093)
Business combination – fixed assets	(161,784)	(148,872)
Tax goodwill	(645,297)	(618,758)
Unrealized income with derivatives	(369,763)	(299,965)
Fair value adjustment on debt	(801,022)	(281,784)
Marketable securities	—	(77,437)
Investment properties	(496,395)	(455,773)
Goods intended for sale	(962)	(10,546)
Effects on the formation of joint ventures	(167,196)	(103,992)
Business Combination – Intangible assets	(4,990,657)	(4,426,881)
Post-employment obligations	(4,810)	(4,641)
Lease	(11,557)	(10,034)
Provisions	(449,153)	(449,153)
Other	(472,592)	(147,120)
Total	(9,102,723)	(7,686,689)
Total deferred taxes recorded	(1,478,210)	383,597
Deferred tax assets	4,495,296	5,609,030
Deferred tax liabilities	(5,973,506)	(5,225,433)
Total deferred, net	(1,478,210)	383,597

Schedule of estimate of tax credit realization
Consolidated
Within 1 year	1,149,570
1 to 2 years	670,316
2 to 3 years	297,644
3 to 4 years	423,267
4 to 5 years	330,416
5 to 8 years	1,248,040
8 to 10 years	376,043
4,495,296

Summary of Changes in Deferred Tax

c) Changes in deferred tax assets and liabilities:

Assets:

	Consolidated
	Tax loss and negative basis	Post-employment obligations	Employee benefits	Provisions	Leases	Unrealized gains on derivatives	Intangible assets	Other	Total
Balance as of January 1, 2023	3,054,210	152,373	207,313	922,526	167,962	674,554	119,060	2,345,479	7,643,477
Credited / charged from income for the year	589,841	(2,037)	110,506	122,741	(6,122)	148,732	5,319	(133,596)	835,384
Foreign exchange differences	—	—	—	—	—	—	—	(408,575)	(408,575)
Balance as of December 31, 2023	3,644,051	150,336	317,819	1,045,267	161,840	823,286	124,379	1,803,308	8,070,286
Credited / charged from income for the year	(1,343,586)	(22,290)	(83,111)	5,398	4,990	(433,630)	249	(98,736)	(1,970,716)
Recognized in shareholders' equity	—	—	—	—	145,572	966	—	—	146,538
Zero litigation	(41,093)	—	—	—	—	—	—	—	(41,093)
Foreign exchange differences	—	—	—	—	—	—	—	1,376,535	1,376,535
Business combination	—	—	—	42,963	—	—	—	—	42,963
Balance as of December 31, 2024	2,259,372	128,046	234,708	1,093,628	312,402	390,622	124,628	3,081,107	7,624,513

Liabilities:

	Consolidated
	Effects on the formation of joint ventures	Post-employment obligations	Intangible assets	Unrealized gains on derivatives	Property, plant and equipment	Fair value adjustment	Leases	Provisions	Other	Total
Balance as of January 1, 2023	(106,254)	(4,594)	(4,486,211)	(226,243)	(401,926)	(548,726)	(11,797)	(79,092)	(2,773,878)	(8,638,721)
Impact on the results for the year	2,262	(47)	59,330	(73,722)	(54,167)	200,336	1,763	(370,469)	1,178,542	943,828
Other comprehensive income	—	—	—	—	—	—	—	—	(58,402)	(58,402)
Liabilities available for sale	—	—	—	—	—	66,606	—	—	—	66,606
Balance as of December 31, 2023	(103,992)	(4,641)	(4,426,881)	(299,965)	(456,093)	(281,784)	(10,034)	(449,561)	(1,653,738)	(7,686,689)
Impact on the results for the year	(63,204)	(169)	126,999	(69,798)	(74,988)	(519,238)	(1,523)	301	(42,518)	(644,138)
Other comprehensive income	—	—	—	—	—	—	—	—	(45,513)	(45,513)
Business Combinations (i)	—	—	(690,775)	—	—	—	—	—	(35,608)	(726,383)
Balance as of December 31, 2024	(167,196)	(4,810)	(4,990,657)	(369,763)	(531,081)	(801,022)	(11,557)	(449,260)	(1,777,377)	(9,102,723)
Total deferred taxes recognized										(1,478,210)

(i)	The respective amount presented differs from the amount shown in note 9.2, due to the write-off of deferred liabilities, now constituted in connection with an indirect stake in the subsidiary Compagas